Note 29 - Valuation Accounts - Schedule of Valuation Accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance	€ 14,266	€ 19,450	€ 19,212
Charges to costs and expenses	515	1,536	238
Deductions: write-off and others	(228)	(6,720)
Balance	14,553	14,266	19,450
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance	1,029	960	1,091
Charges to costs and expenses	365	69	103
Deductions: write-off and others	10		(233)
Balance	1,404	1,029	960
SEC Schedule, 12-09, Reserve, Inventory [Member]
Balance	723	803	728
Charges to costs and expenses	355	239	121
Deductions: write-off and others	(104)	(319)	(46)
Balance	974	723	803
SEC Schedule, 12-09, Reserve, Warranty [Member]
Balance	449	548	576
Charges to costs and expenses	433	316	319
Deductions: write-off and others	(334)	(415)	(347)
Balance	€ 548	€ 449	€ 548